COST REDUCTION ACTIONS - Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Restructuring charges:
Restructuring charges	$ 51.1	$ 59.4
Other expense, net
Restructuring charges:
Restructuring charges	50.4	73.7	$ 33.4
Label and Graphic Materials | Other expense, net
Restructuring charges:
Restructuring charges	29.0	57.8	14.8
Retail Branding and Information Solutions | Other expense, net
Restructuring charges:
Restructuring charges	9.8	11.9	18.4
Industrial and Healthcare Materials | Other expense, net
Restructuring charges:
Restructuring charges	9.4	$ 4.0	$ 0.2
Corporate | Other expense, net
Restructuring charges:
Restructuring charges	$ 2.2